Goodwill and Intangible Assets, Net - Summary of Changes in intangible Asset (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period	$ 39,435	$ 41,188	$ 36,566
Additions (disposals), net	2,782	(229)	(598)
Business combinations (note 4.1)		76	0
Reclassifications (notes 4.1, 4.2 and 12)	(217)	(27)	0
Amortization for the period	(2,051)	(2,037)	(1,950)
Impairment losses	(186)	(50)	(25)
Foreign currency translation effects	56	514	7,195
Balance at the end of period	39,819	39,435	41,188
Extraction rights [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period	33,123	35,047
Additions (disposals), net	(219)	278
Business combinations (note 4.1)		0
Reclassifications (notes 4.1, 4.2 and 12)	(223)	0
Amortization for the period	(626)	(716)
Impairment losses	(186)	(38)
Foreign currency translation effects	(5)	(1,448)
Balance at the end of period	31,864	33,123	35,047
Industrial property and trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period	565	357
Additions (disposals), net	(32)	(783)
Business combinations (note 4.1)		0
Reclassifications (notes 4.1, 4.2 and 12)	0	0
Amortization for the period	(93)	(110)
Impairment losses	0	0
Foreign currency translation effects	27	1,101
Balance at the end of period	467	565	357
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period	7	259
Additions (disposals), net	0	0
Business combinations (note 4.1)		0
Reclassifications (notes 4.1, 4.2 and 12)	0	(27)
Amortization for the period	(7)	(225)
Impairment losses	0	0
Foreign currency translation effects	0	0
Balance at the end of period	0	7	259
Mining projects [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period	701	877
Additions (disposals), net	120	(148)
Business combinations (note 4.1)		4
Reclassifications (notes 4.1, 4.2 and 12)	0	0
Amortization for the period	(12)	(12)
Impairment losses	0	0
Foreign currency translation effects	(82)	(20)
Balance at the end of period	727	701	877
Others intangible assets [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period	5,039	4,648
Additions (disposals), net	2,913	424
Business combinations (note 4.1)		72
Reclassifications (notes 4.1, 4.2 and 12)	6	0
Amortization for the period	(1,313)	(974)
Impairment losses	0	(12)
Foreign currency translation effects	116	881
Balance at the end of period	$ 6,761	$ 5,039	$ 4,648